UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23937

JOHN HANCOCK CQS MULTI ASSET CREDIT FUND

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS.

Annual report
John Hancock
CQS Multi Asset Credit Fund (Formerly John Hancock Multi Asset Credit Fund)
Closed-end alternative
Ticker: JMCFX
October 31, 2024

John Hancock
CQS Multi Asset Credit Fund

2	Portfolio summary
4	Fund’s investments
13	Financial statements
16	Financial highlights
17	Notes to financial statements
26	Report of independent registered public accounting firm
27	Tax information
28	Additional information
30	Evaluation of advisory and subadvisory agreements by the Board of Trustees
35	Trustees and Officers
37	More information
1	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 10/31/2024 (% of net assets)

QUALITY COMPOSITION AS OF 10/31/2024 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.
ANNUAL REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	2

COUNTRY COMPOSITION AS OF 10/31/2024 (% of net assets)
United States	34.5
Ireland	21.8
United Kingdom	17.0
Luxembourg	6.5
France	5.7
Spain	4.2
Germany	3.2
Netherlands	1.7
Austria	1.6
Belgium	1.4
Other countries	2.4
TOTAL	100.0
3	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT

Fund’s investments
AS OF 10-31-24
	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 21.1%					$16,304,507
(Cost $16,100,108)
Communication services 1.4%					1,096,299
Media 1.4%
Summer BC Holdco B SARL	5.750	10-31-26	EUR	500,000	541,835
Virgin Media Secured Finance PLC	4.125	08-15-30	GBP	500,000	554,464
Consumer discretionary 3.1%					2,390,250
Broadline retail 0.8%
PEU Fin PLC	7.250	07-01-28	EUR	500,000	572,436
Hotels, restaurants and leisure 1.6%
888 Acquisitions, Ltd.	10.750	05-15-30	GBP	400,000	516,401
Pinnacle Bidco PLC	10.000	10-11-28	GBP	139,000	191,114
Punch Finance PLC	6.125	06-30-26	GBP	430,000	549,557
Textiles, apparel and luxury goods 0.7%
CT Investment GmbH	6.375	04-15-30	EUR	500,000	560,742
Consumer staples 0.7%					535,115
Consumer staples distribution and retail 0.7%
Bellis Acquisition Company PLC	8.125	05-14-30	GBP	420,000	535,115
Financials 15.6%					12,035,334
Banks 9.8%
Alpha Services and Holdings SA (11.875% to 8-8-28, then 5 Year Euro Swap Rate + 9.312%) (A)	11.875	02-08-28	EUR	500,000	622,737
Banco Bilbao Vizcaya Argentaria SA (6.125% to 11-16-27, then 5 Year U.S. Swap Rate + 3.870%) (A)	6.125	11-16-27		600,000	579,079
Banco de Sabadell SA (5.000% to 11-19-27, then 5 Year Euro Swap Rate + 5.171%) (A)	5.000	05-19-27	EUR	600,000	632,255
Banco Santander SA (4.125% to 5-12-28, then 5 Year Euro Swap Rate + 4.311%) (A)	4.125	11-12-27	EUR	200,000	203,409
Bank of Cyprus Holdings PLC (11.875% to 12-21-28, then 5 Year EURIBOR ICE Swap Rate + 9.126%) (A)	11.875	12-21-28	EUR	200,000	251,723
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (A)	4.375	03-15-28		229,000	202,077
Barclays PLC (8.500% to 12-15-30, then 5 Year British Pound Swap Rate + 4.881%) (A)	8.500	06-15-30	GBP	500,000	661,499
BAWAG Group AG (7.250% to 3-18-30, then 5 Year EURIBOR ICE Swap Rate + 5.052%) (A)	7.250	09-18-29	EUR	200,000	218,094
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	4

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) (A)	4.500	02-25-30		217,000	$181,854
CCF Holding SAS (9.250% to 12-12-29, then 5 Year Euro Swap Rate + 6.631%) (A)	9.250	06-12-29	EUR	200,000	224,675
Close Brothers Group PLC	7.750	06-14-28	GBP	100,000	128,533
Commerzbank AG (7.875% to 4-9-32, then 5 Year EURIBOR ICE Swap Rate + 5.129%) (A)	7.875	10-09-31	EUR	600,000	705,675
Coventry Building Society (8.750% to 12-11-29, then 5 Year United Kingdom Gilt Rate + 4.727%) (A)	8.750	06-11-29	GBP	204,000	270,583
Erste Group Bank AG (4.250% to 4-15-28, then 5 Year Euro Swap Rate + 4.646%) (A)	4.250	10-15-27	EUR	400,000	410,626
La Banque Postale SA (3.000% to 5-20-29, then 5 Year Euro Swap Rate + 3.121%) (A)	3.000	11-20-28	EUR	600,000	533,981
NIBC Bank NV (8.250% to 7-4-30, then 5 Year Euro Swap Rate + 5.599%) (A)	8.250	01-04-30	EUR	200,000	224,297
Raiffeisen Bank International AG (6.000% to 12-15-26, then 5 Year Euro Swap Rate + 6.446%) (A)	6.000	06-15-26	EUR	600,000	635,518
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)	5.375	11-18-30		282,000	238,996
Unicaja Banco SA (4.875% to 5-18-27, then 5 Year Euro Swap Rate + 5.020%) (A)	4.875	11-18-26	EUR	600,000	623,385
Capital markets 2.8%
Thulite SA (B)	1.000	07-04-44	EUR	2,000,000	2,175,500
Consumer finance 0.8%
Jerrold Finco PLC	5.250	01-15-27	GBP	500,000	635,941
Financial services 1.2%
Deutsche Pfandbriefbank AG (5 Year EURIBOR ICE Swap Rate + 2.750%) (C)	4.679	06-28-27	EUR	100,000	97,008
Kane Bidco, Ltd.	6.500	02-15-27	GBP	500,000	639,084
OSB Group PLC (8.875% to 1-16-29, then 1 Year United Kingdom Gilt Rate + 5.255%)	8.875	01-16-30	GBP	109,000	152,578
Insurance 1.0%
RL Finance Bonds No.6 PLC (10.125% to 11-25-33, then 5 Year United Kingdom Gilt Rate + 6.344%) (A)	10.125	05-25-33	GBP	400,000	578,401
RLGH Finance Bermuda, Ltd.	8.250	07-17-31		200,000	207,826
5	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care 0.1%					$105,403
Biotechnology 0.1%
Grifols SA	2.250	11-15-27	EUR	102,000	105,403
Real estate 0.2%					142,106
Real estate management and development 0.2%

Aroundtown Finance Sarl (7.125% to 4-16-30, then 5 Year EURIBOR ICE Swap Rate + 4.508% to 4-16-35, then 5 Year EURIBOR ICE Swap Rate + 4.758% to 4-16-50, then 5 Year EURIBOR ICE Swap Rate + 5.508%) (A)	7.125	01-16-30	EUR	144,000	142,106
Term loans (D) 42.4%					$32,764,248
(Cost $32,703,780)
Communication services 3.8%					2,955,131
Diversified telecommunication services 0.8%
Zegona Communications PLC, USD Term Loan (E)	TBD	07-17-29		660,000	659,175
Interactive media and services 2.4%
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	8.935	05-03-28		546,168	542,547
ZPG, Ltd., 2023 GBP Term Loan B (SONIA + 5.500%)	10.450	07-20-28	GBP	1,000,000	1,289,992
Media 0.6%
Directv Financing LLC, 2024 Term Loan (3 month CME Term SOFR + 5.250%)	10.097	08-02-29		476,982	463,417
Consumer discretionary 8.0%					6,169,245
Automobile components 0.4%
First Brands Group LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.847	03-30-27		344,004	333,684
Diversified consumer services 2.8%
AD Education SAS, 2024 EUR Term Loan B (E)	TBD	10-22-31	EUR	1,000,000	1,086,194
Eagle Bidco, Ltd., 2021 EUR Term Loan B (1 month EURIBOR + 3.500%)	6.646	03-20-28	EUR	1,000,000	1,082,670
Hotels, restaurants and leisure 2.8%
PAX Holdco Spain SL, 2024 EUR Term Loan B3 (3 month EURIBOR + 5.000%)	8.738	12-31-29	EUR	1,000,000	1,084,215
Qsrp Finco Sarl, EUR Fungible Term Loan B (E)	TBD	06-19-31	EUR	1,000,000	1,089,110
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	6

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Leisure products 0.7%
Recess Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	9.085	02-20-30		498,747	$501,161
Specialty retail 1.3%
PetSmart, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	8.535	02-11-28		497,429	494,141
Victra Holdings LLC, 2024 1st Lien Term Loan B (3 month CME Term SOFR + 5.250%)	9.854	03-31-29		493,750	498,070
Consumer staples 3.5%					2,669,511
Consumer staples distribution and retail 2.1%
Market Bidco, Ltd., EUR Term Loan B1 (3 month EURIBOR + 4.750%)	8.292	11-04-27	EUR	1,000,000	1,082,311
United Natural Foods, Inc., 2024 Term Loan (1 month CME Term SOFR + 4.750%)	9.435	05-01-31		497,500	498,993
Food products 1.4%
Artisan Newco BV, 2024 EUR 1st Lien Term Loan B (E)	TBD	02-12-29	EUR	1,000,000	1,088,207
Energy 2.6%					2,034,447
Energy equipment and services 0.6%
Goodnight Water Solutions Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 5.250%)	9.935	06-04-29		498,750	498,750
Oil, gas and consumable fuels 2.0%
EG Finco, Ltd. , 2021 EUR 2nd Lien Term Loan (1 month EURIBOR + 7.000%)	10.146	04-30-27	EUR	1,000,000	1,046,502
WaterBridge Midstream Operating LLC, 2024 1st Lien Term Loan B (3 month CME Term SOFR + 4.750%)	9.393	06-27-29		500,000	489,195
Financials 3.2%					2,506,351
Capital markets 0.6%
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.000%)	7.585	07-31-31		500,000	500,070
Insurance 2.6%
Acrisure LLC, 2024 Term Loan B6 (1 month CME Term SOFR + 3.250%)	8.009	11-06-30		498,750	497,503
7	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%)	8.050	12-23-26		413,002	$412,870
Athena Holdco SAS, 2024 EUR 1st Lien Term Loan B (E)	TBD	04-14-31	EUR	1,000,000	1,095,908
Health care 3.9%					2,978,129
Health care providers and services 1.9%
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.585	08-01-29		498,747	499,186
SM Wellness Holdings, Inc., 2021 Term Loan (3 month CME Term SOFR + 4.500%)	9.347	04-14-28		497,436	487,487
Team Public Choices LLC, Term Loan B (E)	TBD	12-20-27		498,708	493,511
Health care technology 1.3%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.250%)	8.094	05-01-31		497,500	497,500
Imprivata, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.500%)	8.085	12-01-27		498,744	500,340
Pharmaceuticals 0.7%
Endo Finance Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.500%)	9.245	04-23-31		500,000	500,105
Industrials 9.0%					6,972,342
Commercial services and supplies 5.5%
Albion Financing 3 Sarl, 2024 EUR Term Loan B (E)	TBD	08-16-29	EUR	1,000,000	1,091,089
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	8.535	05-12-28		497,436	496,232
HomeServe USA Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	7.009	10-21-30		497,500	495,480
Shilton Bidco, Ltd., 2024 EUR Term Loan B (3 month EURIBOR + 4.000%)	7.345	01-13-27	EUR	1,000,000	1,086,542
Techem Verwaltungsgesellschaft 675 mbH, 2024 EUR Term Loan B (E)	TBD	07-15-29	EUR	1,000,000	1,089,207
Construction and engineering 0.6%
Flynn Canada, Ltd., Term Loan B (1 month CME Term SOFR + 4.500%)	9.300	07-31-28		493,377	489,677
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	8

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery 0.7%
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.750%)	7.472	07-01-31		22,572	$22,539
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.750%)	7.468	07-01-31		498,625	498,067
Professional services 2.2%
Camelot US Acquisition LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.435	01-31-31		497,500	497,873
Impala Bidco 0, Ltd., GBP Term Loan (SONIA + 5.000%)	9.950	06-08-28	GBP	1,000,000	1,205,636
Information technology 7.9%					6,105,136
Software 6.5%
Azalea TopCo, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.185	04-30-31		500,000	499,420
Boxer Parent Company, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.750%)	8.335	07-30-31		500,000	498,295
Central Parent, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.854	07-06-29		500,000	495,825
Claudius Finance Sarl, 2021 EUR Term Loan B (3 month EURIBOR + 3.500%)	6.586	07-10-28	EUR	1,000,000	1,086,847
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	8.550	10-16-28		498,721	468,384
ION Trading Finance, Ltd., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	9.016	04-01-28		477,380	476,067
Leia Finco US LLC, Term Loan (E)	TBD	07-02-31		500,000	495,140
McAfee Corp., 2024 USD Term Loan B (1 month CME Term SOFR + 3.250%)	8.100	03-01-29		498,750	497,294
Proofpoint, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.000%)	7.685	08-31-28		498,747	498,852
Technology hardware, storage and peripherals 1.4%
IDEMIA Identity and Security France SAS, 2024 EUR Term Loan B (3 month EURIBOR + 4.000%)	7.345	09-30-28	EUR	1,000,000	1,089,012
9	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials 0.5%					$373,956
Chemicals 0.5%

Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	9.550	02-18-28		376,782	373,956
Collateralized mortgage obligations 6.3%					$4,887,942
(Cost $4,849,743)
U.S. Government Agency 6.3%					4,887,942
Federal Home Loan Mortgage Corp.
Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (C)(F)	10.857	08-25-33		2,500,000	2,958,697

Series 2022-DNA1, Class B2 (30 day Average SOFR + 5.364%) (C)(F)	10.221	01-25-50		1,750,000	1,929,245
Asset backed securities 24.1%					$18,617,655
(Cost $18,317,931)
Asset backed securities 24.1%					18,617,655
Ares European CLO XIII DAC
Series 13X, Class E (3 month EURIBOR + 6.350%) (C)	9.569	07-20-32	EUR	2,850,000	3,105,912
Blackrock European CLO III DAC
Series 3X, Class ER (3 month EURIBOR + 6.130%) (C)	9.349	07-19-35	EUR	2,000,000	2,172,069
Cairn CLO XII DAC
Series 2020-12X, Class FR (3 month EURIBOR + 9.240%) (C)	12.424	07-15-34	EUR	1,500,000	1,609,854
Cross Ocean Bosphorus CLO X DAC
Series 10A, Class D (3 month EURIBOR + 3.800%) (C)(F)	7.347	11-15-37	EUR	1,810,000	1,983,271
FIGRE Trust
Series 2023-HE2, Class CE (F)(G)	4.850	05-25-53		2,011,106	2,517,905
Harvest CLO XXIX DAC
Series 29A, Class ER (3 month EURIBOR + 6.270%) (C)(F)	9.454	07-15-37	EUR	2,860,000	3,123,962
Providus CLO V DAC
Series 5X, Class E (3 month EURIBOR + 5.290%) (C)	8.832	02-15-35	EUR	2,700,000	2,894,275
Voya Euro CLO II DAC
Series 2X, Class ER (3 month EURIBOR + 6.020%) (C)	9.204	07-15-35	EUR	1,100,000	1,210,407

	Yield (%)	Shares	Value
Short-term investments 13.6%			$10,462,384
(Cost $10,462,384)
Short-term funds 13.6%			10,462,384
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.8111(H)	10,462,384	10,462,384

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	10

Total investments (Cost $82,433,946) 107.5%	$83,036,736
Other assets and liabilities, net (7.5%)	(5,765,393)
Total net assets 100.0%	$77,271,343

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,513,080 or 16.2% of the fund’s net assets as of 10-31-24.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The rate shown is the annualized seven-day yield as of 10-31-24.
11	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	34,433,502	EUR	31,700,000	SSB	11/25/2024	—	$(77,863)
USD	8,205,303	GBP	6,300,000	SSB	11/25/2024	$82,011	—
						$82,011	$(77,863)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $83,042,869. Net unrealized depreciation aggregated to $1,985, of which $272,983 related to gross unrealized appreciation and $274,968 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	12

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $82,433,946)	$83,036,736
Unrealized appreciation on forward foreign currency contracts	82,011
Cash	68,737
Foreign currency, at value (Cost $434,397)	434,246
Dividends and interest receivable	579,402
Receivable for investments sold	2,206,553
Other assets	217,820
Total assets	86,625,505
Liabilities
Unrealized depreciation on forward foreign currency contracts	77,863
Payable for investments purchased	9,126,753
Payable to affiliates
Investment management fees	33,738
Accounting and legal services fees	5,400
Trustees’ fees	220
Other liabilities and accrued expenses	110,188
Total liabilities	9,354,162
Net assets	$77,271,343
Net assets consist of
Paid-in capital	$76,567,984
Total distributable earnings (loss)	703,359
Net assets	$77,271,343

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($77,271,343 ÷ 3,830,037 shares)	$20.18
13	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the period ended 10-31-241

Investment income
Interest	$1,734,237
Dividends	478,464
Total investment income	2,212,701
Expenses
Investment management fees	345,046
Accounting and legal services fees	5,400
Transfer agent fees	14,630
Trustees’ fees	27,771
Custodian fees	9,725
State registration fees	450
Printing and postage	8,550
Professional fees	163,219
Offering and organization costs	707,823
Other	3,813
Total expenses	1,286,427
Less expense reductions	(802,956)
Net expenses	483,471
Net investment income	1,729,230
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(321,158)
Forward foreign currency contracts	266,177
(54,981)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	492,946
Forward foreign currency contracts	4,148
497,094
Net realized and unrealized gain	442,113
Increase in net assets from operations	$2,171,343
[1] Period from 6-18-24 (commencement of operations) to 10-31-24.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	14

STATEMENT OF CHANGES IN NET ASSETS

Period ended 10-31-24[1]
Increase (decrease) in net assets
From operations
Net investment income	$1,729,230
Net realized loss	(54,981)
Change in net unrealized appreciation (depreciation)	497,094
Increase in net assets resulting from operations	2,171,343
Distributions to shareholders
From earnings	(1,508,612)
Total distributions	(1,508,612)
From fund share transactions	76,508,612
Total increase	77,171,343
Net assets
Beginning of period	100,000
End of period	$77,271,343

[1]	Period from 6-18-24 (commencement of operations) to 10-31-24.
15	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS I SHARES Period ended	10-31-24[1]
Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[2]	0.46
Net realized and unrealized gain (loss) on investments	0.12
Total from investment operations	0.58
Less distributions
From net investment income	(0.40)
Net asset value, end of period[3]	$20.18
Total return (%)[4]	2.92[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$77
Ratios (as a percentage of average net assets):
Expenses before reductions	3.11[6]
Expenses including reductions	1.75[6]
Net investment income	6.26[7]
Portfolio turnover (%)	28

[1]	Period from 6-18-24 (commencement of operations) to 10-31-24.
[2]	Based on average daily shares outstanding.
[3]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CQS Multi Asset Credit Fund	16

Notes to financial statements
Note 1—Organization
John Hancock CQS Multi Asset Credit Fund (the fund) is a continuously offered, closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to generate a return comprised of both current income and capital appreciation, emphasizing current income with low volatility and low correlation to the broader markets.
The fund’s shares are not listed on any securities exchange and it is not anticipated that a secondary market for fund’s shares will develop. The fund is operated as an “interval fund” and, in order to provide a degree of liquidity to shareholders, the fund will make regular offers to repurchase between 5% and 25% of its outstanding Class I shares at the current net asset value per share, on a quarterly basis, pursuant to Rule 23c-3 under the 1940 Act.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities.
The fund commenced operations on June 18, 2024. Prior to commencement of operations, the fund had no operations other than those relating to organizational matters and the sale of 5,000 of its Class I shares on May 17, 2024 for $100,000 to the initial shareholder, John Hancock Life Insurance Company (U.S.A.), at the initial subscription price of $20.00.
Effective December 3, 2024, the fund changed its name from John Hancock Multi Asset Credit Fund to John Hancock CQS Multi Asset Credit Fund.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
17	JOHN HANCOCK CQS Multi Asset Credit Fund | ANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$16,304,507	—	$14,129,007	$2,175,500
Term loans	32,764,248	—	32,764,248	—
Collateralized mortgage obligations	4,887,942	—	4,887,942	—
Asset backed securities	18,617,655	—	18,617,655	—
Short-term investments	10,462,384	$10,462,384	—	—
Total investments in securities	$83,036,736	$10,462,384	$70,398,852	$2,175,500
Derivatives:
Assets
Forward foreign currency contracts	$82,011	—	$82,011	—
Liabilities
Forward foreign currency contracts	(77,863)	—	(77,863)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Corporate bonds
Balance as of 6-18-24 (commencement date)	—
Purchases	$2,236,801
Sales	—
Realized gain (loss)	—
ANNUAL REPORT | JOHN HANCOCK CQS Multi Asset Credit Fund	18

Corporate bonds
Net amortization of (premium) discount	—
Change in net unrealized appreciation (depreciation)	(61,301)
Balance as of 10-31-24	$2,175,500
Change in net unrealized appreciation (depreciation) at period end[1]	$(61,301)

[1]	Change in net unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statement of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:
	Fair value at 10-31-24	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Corporate Bond	$2,175,500	Transactions indicative of value	Prior/recent transactions	$111.84	$111.84
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of October 31, 2024 could have resulted in changes to the fair value measurement, as follows:
Significant unobservable input	Impact to valuation if input had increased	Impact to valuation if input had decreased
Prior/recent transactions	Increase	Decrease
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be
19	JOHN HANCOCK CQS Multi Asset Credit Fund | ANNUAL REPORT

extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The fund incurred organization costs of $599,718 and offering costs of $311,541 upon commencement of operations. Organization costs are expensed as incurred. Offering costs are amortized over the fund’s first year of operations. $108,105 of offering costs were expensed during the period ended October 31, 2024 and $203,436 of unamortized offering costs are included in Other assets within the Statement of assets and liabilities.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
ANNUAL REPORT | JOHN HANCOCK CQS Multi Asset Credit Fund	20

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the period ended October 31, 2024 was as follows:
October 31, 2024
Ordinary income	$1,508,612
As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $1,034,316 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and non-deductible start up costs.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
21	JOHN HANCOCK CQS Multi Asset Credit Fund | ANNUAL REPORT

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the period ended October 31, 2024, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging up to 42.6 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at October 31, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$82,011	$(77,863)
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended October 31, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$266,177
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended October 31, 2024:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$4,148
ANNUAL REPORT | JOHN HANCOCK CQS Multi Asset Credit Fund	22

Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, accrued daily and paid monthly, at an annual rate of as follows: (a) 1.250% of the first $250 million of the fund’s average daily net assets; (b) 1.200% of the next $500 million of the fund’s average daily net assets; and (c) 1.175% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with CQS (US), LLC, an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate managed assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which “Other expenses” of the fund incurred in the ordinary course of the fund’s business, exceed 0.51% of average monthly net assets of the fund. “Other expenses” means all the expenses of the fund, excluding: the management fees; interest expenses; 12b-1 fees; any cashiering or other investment servicing fees; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; taxes; short dividends; acquired fund fees and expenses, which are based on indirect net expenses associated with the fund’s investments in underlying investment companies; class specific expenses; portfolio brokerage commissions; expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; expenses, including legal expenses, related to investments of the fund; and expenses, including legal expenses, related to co-investment transactions involving the fund. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $802,956 for the period ended October 31, 2024.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended October 31, 2024, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
23	JOHN HANCOCK CQS Multi Asset Credit Fund | ANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the period ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Subadvisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. Under the order, the fund will be permitted to co-invest with affiliates if a “required majority” (as defined in the 1940 Act) of the fund’s independent Trustees make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and its shareholders and do not involve overreaching of the fund or its shareholders by any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the period ended October 31, 2024, the fund did not enter into any investments pursuant to this exemptive order.
Note 6—Fund share transactions
Transactions in fund shares for the period ended October 31, 2024 were as follows:
	Period ended 10-31-24[1]
	Shares	Amount
Class I shares
Sold	3,750,000	$75,000,000
Issued pursuant to Dividend Reinvestment Plan	75,037	1,508,612
Net increase	3,825,037	$76,508,612
Total net increase	3,825,037	$76,508,612

[1]	Period from 6-18-24 (commencement of operations) to 10-31-24.
The fund currently accepts purchases of shares on a daily basis. Affiliates of the fund owned 100% of shares of Class I on October 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
The fund is operated as an “interval fund” and, in order to provide a degree of liquidity to the shareholders of the fund (“shareholders”), the fund has adopted a fundamental policy pursuant to Rule 23c-3 under the 1940 Act, to make regular offers to repurchase between 5% and 25% of its outstanding Class I Shares at the current net asset value (“NAV”) per share. Quarterly repurchase offers will occur in the months of March, June, September and December. Notices of each quarterly repurchase offer are sent to shareholders of the fund of record at least 21 days before the repurchase request deadline. The date on which the repurchase price for shares is determined will occur no later than the 14th day after the repurchase request deadline (or the next business day, if the 14th day is not a business day). The repurchase request deadline is the latest date on which shareholders wishing to tender shares for repurchase in response to a repurchase offer can tender their shares. There is no minimum number of shares that must be tendered before the fund will honor repurchase requests. However, the fund’s Board of Trustees set for each repurchase offer a maximum percentage of shares that may be repurchased by the fund. In the event a repurchase offer by the fund is oversubscribed, the fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding Shares of the fund. The fund
ANNUAL REPORT | JOHN HANCOCK CQS Multi Asset Credit Fund	24

conducted one quarterly repurchase offer during the year ended October 31, 2024. The fund conducted a quarterly tender offer from August 22, 2024 until expiration on September 16, 2024. The fund offered to repurchase up to of 5% of the net assets of the fund as of the valuation date for the repurchase offer, September 17, 2024 ($20.37). No shares were tendered for repurchase.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $91,184,638 and $19,461,245, respectively, for the period ended October 31, 2024.
25	JOHN HANCOCK CQS Multi Asset Credit Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of John Hancock CQS Multi Asset Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of John Hancock CQS Multi Asset Credit Fund (the “Fund”), including the Fund’s investments, as of October 31, 2024, and the related statements of operations, changes in net assets and financial highlights for the period from June 18, 2024 (commencement of operations) to October 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2024, the results of its operations, changes in its net assets and its financial highlights for the period from June 18, 2024 (commencement of operations) to October 31, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more John Hancock investment companies since 2019.
December 23, 2024
ANNUAL REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	26

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable period ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
27	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered, closed-end management investment company, common shares of which were initially offered to the public on June 18, 2024, and are publicly traded on the New York Stock Exchange (the NYSE).
Dividends and distributions
During the year ended October 31, 2024, distributions from net investment income totaling $0.4003 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
September 25, 2024	$0.2995
October 28, 2024	0.1008
Total	$0.4003
Dividend reinvestment plan
Pursuant to the Dividend Reinvestment Plan (DRP) established by the fund, each shareholder will automatically be a participant under the DRP and have all income distributions, whether dividend distributions or capital gains distributions, automatically reinvested in additional shares. Election not to participate in the DRP and to receive all income distributions, whether dividend distributions or capital gains distributions, in cash may be made by notice to a shareholder’s intermediary (who should be directed to inform the fund). A shareholder is free to change this election at any time. A shareholder whose shares are registered in the name of a nominee (such as an intermediary) must contact the nominee regarding its status under the DRP, including whether such nominee will participate on such shareholder’s behalf as such nominee will be required to make any such election.
Generally, for U.S. federal income tax purposes, shareholders receiving shares under the DRP will be treated as having received a distribution equal to amount payable to them in cash as a distribution had the shareholder not participated in the DRP.
Shares will be issued pursuant to the DRP at their NAV. There is no sales load or other charge for reinvestment. A request for change of participation/non-participation status in the DRP must be received by the fund within the above timeframe to be effective for that dividend or capital gain distribution. The fund may terminate the DRP at any time upon written notice to the participants in the DRP. The fund may amend the DRP at any time upon 30 days’ written notice to the participants. Any expenses of the DRP will be borne by the fund.
A shareholder holding shares that participate in the DRP in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the DRP. For further information on the DRP contact the fund at 800-225-6020.
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
John Hancock Alts
P.O.Box 219285
Kansas City, MO 64121-9285
ANNUAL REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	28

Registered or Overnight Mail:
John Hancock Alts
801 Pennsylvania Ave
Suite 219285
Kansas City, MO 64105-1307
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
29	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
At a meeting held on April 17, 2024, the Board of Trustees (the Board) of the John Hancock CQS Multi Asset Credit Fund (the New Fund), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), considered and approved the establishment of the New Fund. The Independent Trustees also met separately with counsel to the Independent Trustees to evaluate and discuss the information presented.
At the April 17, 2024 meeting, the Board considered and approved with respect to the New Fund:
(a)	the advisory agreement between the New Fund and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and
(b)	the subadvisory agreement between the Advisor and CQS (US), LLC (the Subadvisor), with respect to the New Fund (the Subadvisory Agreement).
This section describes the evaluation by the Board of the Advisory Agreement and the Subadvisory Agreement.
In considering the approval of the Advisory Agreement and the Subadvisory Agreement, with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including (but not limited to) comparative performance for a peer group of similar funds, fee and expense information for a peer group of similar funds, performance information for applicable benchmark indices; and, with respect to the Subadvisor, comparative performance information and fee information for similarly managed accounts, as applicable. The Board also received other information regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor to the affiliated John Hancock Funds, (the John Hancock Funds Complex), including quarterly performance reports prepared by management containing reviews of investment results. The information received and considered by the Board in connection with the July meeting and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund, by the Advisor and or its affiliates, including administrative services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the New Fund and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
ANNUAL REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	30

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.
The Board’s conclusions may have been based in part on relevant background information obtained in connection with the consideration of the advisory and subadvisory arrangements for the John Hancock Fund Complex in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also reviewed information from the New Fund’s Chief Compliance Officer (CCO) regarding the New Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund. The Board also received information regarding the New Fund’s compliance and related programs, risk management programs, liquidity risk management programs and cybersecurity programs. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund, including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of the John Hancock Fund Complex and the quality of the performance of the Advisor’s duties with respect to the John Hancock Fund Complex, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the John Hancock Fund Complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the affairs and subadvisory relationships for the John Hancock Fund Complex, the Advisor’s oversight and monitoring of the subadvisors’ investment performance and compliance programs, such as the subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance and other issues;
(b)	the background, qualifications, and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance program, including its policies and procedures, and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
31	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT

(f)	the Advisor’s initiatives intended to improve various aspects of the New Fund’s operations and investor experience with the New Fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the John Hancock Fund Complex, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund’s proposed investment strategy and processes, as well as the experience of the portfolio management team at the Subadvisor in managing similar strategies. The Board also considered, the performance of other comparable funds or accounts, if any, managed by the Advisor and the performance of their respective benchmarks and/or peer groups.
Fees and expenses. The Board reviewed comparative information including, among other data, the New Fund’s anticipated management fees and net total expenses as compared to similarly situated funds deemed to be comparable to the New Fund. The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the New Fund and the services they provide to other such comparable clients or funds.
The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees.
The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:
(a)	reviewed financial information of the Advisor;
(b)	noted that because the New Fund had not yet commenced operations, no actual revenue, cost or profitability data was available, although the Board received information from the Adviser on its projected profitability with respect to the New Fund;
(c)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(d)	considered that the Advisor will also provide administrative services to the New Fund on a cost basis pursuant to an administrative services agreement;
(e)	noted that the New Fund’s Subadvisor is an affiliate of the Advisor;
(f)	noted that affiliates of the Advisor will provide transfer agency services and distribution services to the New Fund;
(g)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(h)	noted that the subadvisory fee for the New Fund will be paid by Advisor; and
ANNUAL REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	32

(i)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the projected level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses;
(b)	reviewed the proposed advisory fee structure for the New Fund and concluded that although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management’s discussion of the New Fund’s advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund’s future growth in size on its performance and fees. The Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)	information relating to the Subadvisor’s business and the services to be provided ;
(b)	the performance of comparable funds, as applicable, managed by the New Fund’s Subadvisor;
(c)	the proposed subadvisory fee for the New Fund; and
(d)	information relating to the nature and scope of any material relationships and their significance to the New Fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the New Fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations in regard to the New Fund, including regarding investment processes and organizational and staffing matters. The Board also noted that the New Fund’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the New Fund that is consistent with the fund’s investment objective, the selection of investment securities and the
33	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT

placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits. The Board considered that the Subadvisor and the Advisor are both indirect, wholly-owned subsidiaries of Manulife Financial Corporation.
Subadvisory fees.The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor. As noted above, the Board also considered the New Fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the New Fund, as applicable.
Subadvisor performance. As noted above, the Board considered the New Fund’s investment strategies and processes. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the John Hancock Fund Complex. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(3)	that the subadvisory fees will be paid by the Advisor not the New Fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and the Subadvisory Agreement.
ANNUAL REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	34

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Fund since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2024	185
Trustee and Chairperson of the Board
Trustee of Berklee College of Music (since 2022); Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
William H. Cunningham,[2] Born: 1944	2024	182
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey,[2] Born: 1946	2024	185
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2024	182
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

35	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT

Principal officers who are not Trustees
Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Fernando A. Silva, Born: 1977	2024
Chief Financial Officer
Director, Fund Administration and Assistant Treasurer, John Hancock Funds (2016-2020); Assistant Treasurer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Assistant Vice President, John Hancock Life & Health Insurance Company, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (since 2021); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2024) .
Salvatore Schiavone, Born: 1965	2024
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2024
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2024
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	36

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†
William H. Cunningham*
Grace K. Fey*
Officers
Andrew G. Arnott†
President
Fernando A. Silva‡
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
CQS (US), LLC
Portfolio Managers
Craig Scordellis
James Fitzpatrick
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C GIDS, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
Ernst & Young LLP

† Non-Independent Trustee
* Member of the Audit Committee
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.
You can also contact us:
800-852-0218	Regular mail:	Express mail:
jhinvestments.com	Computershare P.O. Box 43006 Providence, RI 02940-3078	Computershare 150 Royall St., Suite 101 Canton, MA 02021
37	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | ANNUAL REPORT

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John Hancock Investment Management Distributors LLC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of CQS Multi Asset Credit Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4112697	JHMACA 10/24
12/24

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Grace K. Fey is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $63,000 for the period ended October 31, 2024. John Hancock CQS Multi-Asset Credit Fund commenced operations on June 18, 2024. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was reviews in conjunction with registration statement filings. Amounts billed to the registrant were $10,000 period ended October 31, 2024.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for the tax compliance, tax advice and tax planning ("tax fees") amounted to $17,900 for the period ended October 31, 2024. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements.

These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 for the period ended October 31, 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

John Hancock registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit- related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation SX:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant, for the fiscal period ended October 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal period that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates were $2,961,235 for the fiscal period ended October 31, 2024.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

(i)Not applicable. (j)Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Grace K. Fey- Chairperson William H. Cunningham Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1. (b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached exhibit "Proxy Voting Policies and Procedures".

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Information about the CQS (US), LLC portfolio managers who share joint responsibility for the day-to-day investment management of John Hancock CQS Multi Asset Credit Fund (formerly, John Hancock Multi Asset Credit Fund) is below.

It provides a brief summary of their business careers over the past five years. Information is provided as of the filing date of this N-CSR.

Craig Scordellis

Co-CIO Manulife | CQS Investment Management Joined CQS (UK) LLP in 2008

Began business career in 2000 Managed the fund since inception

Jim Fitzpatrick

CIO North America and Head of Global Loans

Joined CQS (US), LLC in 2015

Began business career in 2004

Managed the fund since inception

Portfolio Managers and Other Accounts Managed

The following table provides information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance- based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund and similarly managed accounts.

The following table provides information as of October 31, 2024:

	Other Registered		Other Pooled		Other Accounts
	Investment		Investment Vehicles
Companies

Portfolio	Number	Assets	Number	Assets	Number	Assets
Manager	of	(in millions)	Of	(in millions)	of	(in millions)
	Accounts		Accounts		Accounts

Craig	0	N/A	2	$5,388	3	$3,374
Scordellis

Jim	0	N/A	4	$1,500		0N/A
Fitzpatrick

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below:

	Other Registered		Other Pooled		Other Accounts
	Investment		Investment Vehicles
Companies

Portfolio	Number of	Total	Number	Total	Number of	Total
Manager	Accounts	Assets	Of	Assets	Accounts	Assets
		$Million	Accounts	$Million		$Million

Craig Scordellis	0	N/A	0	N/A	1	$488

Jim Fitzpatrick	0	N/A	4	$1,500	0	N/A

Portfolio Manager Ownership of Shares of the Fund

The following table indicates as of October 31, 2024, the value of shares beneficially owned by the portfolio managers in the fund.

Portfolio Manager	Range of Beneficial Ownership in the Fund

Craig Scordellis	0

Jim Fitzpatrick	0

Conflicts of Interest. Material conflicts of interest exist whenever a portfolio manager simultaneously manages multiple accounts. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the fund, which may have different investment guidelines and objectives. In addition to the fund, these accounts may include accounts of other registered investment companies for which the Subadvisor serves as sub- advisor, private pooled investment vehicles and other accounts. The Subadvisor has adopted aggregation and allocation of investments procedures designed to ensure that all of its clients are treated fairly and equitably over time and to prevent this form of conflict from influencing the allocation of investment opportunities among its clients. As a general matter, the Subadvisor will offer clients the right to participate in all investment opportunities that it determines are appropriate for the client in view of relative amounts of capital available for new investments, each client’s investment program, and the then current portfolios of its clients at the time an allocation decision is made. As a result, in certain situations priority or weighted allocations can be expected to occur in respect of certain accounts, including but not limited to situations where clients have differing: (A) portfolio concentrations with respect to geography, asset class, issuer, sector or rating, (B) investment restrictions, (C) tax or regulatory limitations, (D) leverage limitations or volatility targets, (E) ramp up or ramp down scenarios or (F) counterparty relationships. The Subadvisor maintains conflicts of interest policies and procedures containing provisions designed to prevent potential conflicts related to personal trading, allocation, and fees among other potential conflicts of interest. Such potential conflicts and others are disclosed in Subadvisor’s Form ADV Part 2A filing.

Compensation of Portfolio Managers

The Subadvisor follows a remuneration strategy that promotes an effective risk management culture, aligning the interests of its clients, the firm, and its staff. All remuneration is made on a discretionary basis and incorporates a number of factors, including an individual’s performance, as assessed across a range of metrics, including, where relevant, the performance of any funds that they manage.

The Subadvisor’s remuneration framework includes deferral arrangements whereby 40% of performance-related pay is invested in funds managed by the Subadvisor and/or its affiliates and pays out to staff over a three-year period. The extent of the deferred amount is dependent on regulatory status of the individual, their seniority and overall compensation level. Portfolio managers align with investors by investing in their own strategies.

As part of the acquisition by Manulife Investment Management, long-term incentive plan awards have been made to key staff, including portfolio managers, for retention and incentivization purposes.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds CQS Multi Asset Credit Fund – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds CQS Multi Asset Credit Fund – Nominating and Governance Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock CQS Multi Asset Credit Fund

By: /s/ Andrew G. Arnott

------------------------------

Andrew G. Arnott

President, Principal Executive

Officer

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Andrew G. Arnott

------------------------------

Andrew G. Arnott

President, Principal Executive

Officer

Date: December 23, 2024

By: /s/ Fernando A. Silva

---------------------------

Fernando A. Silva

Chief Financial Officer, Principal

Financial Officer

Date: December 23, 2024